BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ 8,437	$ (1,578)	$ 16,473	$ (28,955)
Weighted average number of common shares outstanding - Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	22,425	0	74,773	0
Weighted average number of common shares outstanding Diluted	23,561,344	23,538,919	23,613,692	23,538,919
Earnings (loss) per share
Basic (in dollars per share)	$ 0.36	$ (0.07)	$ 0.70	$ (1.23)
Diluted (in dollars per share)	$ 0.36	$ (0.07)	$ 0.70	$ (1.23)